INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,054	$ 966	$ 964
Trademark assets | UK Short Stay
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 905	$ 859